Commitments and Contingencies - Schedule of Non-Cancelable Commitments under Finance Leases (Detail) $ in Thousands	Dec. 31, 2018 MXN ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 102,514
Less: amounts representing finance charges	23,837
Present value of net minimum lease payments	78,677
Less current portion	14,240
Long-term obligations	64,437
Present value of net minimum lease payments	78,677
2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	22,920
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	13,365
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	12,068
2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	10,751
2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	9,399
2024 and thereafter [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 34,011